Pension And Other Postretirement Employee Benefits (OPEB) Plans (Change In Project Benefit Obligations) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year			$ 3,379	$ 2,857	$ 2,857	$ 3,038
Service cost	$ 6	$ 6	12	12	23	26	$ 23
Interest cost	33	33	66	66	132	122	106
Settlement charges						(3)
Curtailment							(5)
Actuarial (gain) loss					515	(183)
Benefits paid					(148)	(143)
Projected benefit obligation at end of year					3,379	2,857	3,038
Accumulated benefit obligation at end of year					3,260	2,752
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year			1,054	924	924	913
Service cost	2	1	4	3	6	6	5
Interest cost	$ 11	$ 11	$ 22	$ 22	44	36	39
Participant contributions					15	14
Medicare Part D reimbursement						2
Actuarial (gain) loss					128	10
Benefits paid					(63)	(57)
Projected benefit obligation at end of year					$ 1,054	$ 924	$ 913